Corporate information	12 Months Ended
Dec. 31, 2021
Corporate Information
Corporate information

1.	Corporate information

Companhia Brasileira de Distribuição ("Company" or “CBD”), directly or through its subsidiaries (“Group” or “GPA”) is engaged in the retail of food, clothing, home appliances, electronics and other products through its chain of supermarkets, specialized stores and department stores especially under the trade names "Pão de Açúcar, “Minuto Pão de Açúcar”, “Mercado Extra”, “Minimercado Extra” and the neighborhood shopping mall brand “Conviva”. Related to the operations of the Extra Hiper brand, see note 1.1. The Group’s headquarters is in the city of São Paulo, State of São Paulo, Brazil.

The Company also operates in other Latin American countries by the subsidiary Almacenes Éxito SA (“Éxito”). Éxito is a Colombian company that operates the supermarket and hypermarket banners Éxito, Carulla, Super Inter, Surtimax and Surtimayorista in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva.

In June 2019, the Company disposed of all of its interest in Via Varejo S.A. (“Via Varejo”), a controlled subsidiary engaged in retail activities in the electronics and e-commerce segments operating the brands “Ponto Frio” and “Casas Bahia", as well as the e-commerce platforms “CasasBahia.com,”, “Pontofrio.com” and “Barateiro.com”. Prior to the disposal, Via Varejo was presented as a discontinued operation (see note 12.4).

The Company’s shares are listed on the São Paulo Stock Exchange (B3 - Brasil, Bolsa, Balcão) called “Novo Mercado”, which requires the highest level of Corporate Governance under, the ticker symbol “PCAR3” and in the New York Stock Exchange (ADR level III), under the ticker symbol “CBD”.

The Company is controlled by Wilkes Participações S.A. (“Wilkes”), and its parent company is Casino, a French company listed in the Paris Stock Exchange.

1.1	Discontinuation of the business of Extra Hiper stores and sale of assets with Sendas

As part of the Brazilian retail reportable segment, the Company operates different store formats, as highlighted in Note 1, including 103 Extra Hiper stores. In line with the strategy of optimizing its stores portfolio, allocating relevant resources to accelerate the growth of the most profitable formats, Management decided to discontinue the operation of stores with the Extra Hiper banner.

According to material facts disclosed on October 14, 2021 and December 16, 2021, it was approved by the Board of Directors of the Company and Sendas Distribuidora S.A. (“Assai” or “Sendas” - a former subsidiary and that its spin-off is described in note 1.2), considering only the vote of independent directors, the terms and conditions of the agreement for the transfer to Sendas of the rights of use of 70 stores, located in several different states, including real estate owned by the Company and other leased from third parties.

The transaction includes the transfer of 70 stores and is being carried out as follows: (i) transfer of 70 commercial points to Sendas for the amount of R$3.973 billion, and (ii) commitment to sell 17 properties to Barzel Properties, a Brazilian real estate investment fund, guaranteed and subsequently leased by Assai in the amount of R$1.2 billion . The amounts received by the Company by December 31, 2021 totaled R$1 billion and the remaining will be paid as follows: R$2.3 billion in 2022, R$1.2 billion in 2023 and R$700 million in January 2024 restated by CDI +1.2%.

Also, as part of the plan to discontinue the hypermarket format, out of the 33 remaining Extra Hiper stores, the Company decided to convert 29 to other banners (Pão de Açúcar and Mercado Extra) and to discontinue 4 stores. This plan will be implemented during 2022 and may be subsequently reviewed.

The transaction was partially implemented by December 31st, 2021, by the definitive closure of 31 stores and transfer of the rights of use to Assai of 20 of these stores, including 6 real estate properties owned by the Company. The gross sales for the 31 stores discontinued in 2021 reached 21% of the total gross sales Extra Hiper stores for the year ended 2021;

For the transfer of 20 commercial points and 6 owned properties, on December 31, 2021, the Company recorded revenue in the amount of R$1.2 billion, in addition to write-offs of assets corresponding to the amount of R$481, gains related to remeasurement of leasing agreements of R$522 and expenses of R$816 (R$147 of which related to dismissal of employees, R$283 cancellation of contracts, R$279 markdown of inventories and R$107 other expenses related to the transaction) generating the net gain in the amount of R$426, recorded in Other operating expenses (Note 27).

The operations of the other Extra Hiper stores representing the remaining 50 commercial points including 11 owned properties, will be discontinued and the properties and rights of use delivered to Sendas during the 1st half of 2022. As of December 31st, 2021, the assets and liabilities related to these stores (substantially property, plant and equipment, right of use and corresponding liabilities and intangible assets) were classified as assets held for sale.

Management evaluated the transaction as per IFRS5 - "Non-Current Assets Held for Sale and Discontinued Operation" and concluded that the discontinuation of the 103 Extra Hiper stores (complete transaction) results in the abandonment of an important line of business in the Brazilian retail segment, with subsequent sale of free operating assets (fixed and right of use) to Sendas.

Therefore, on December 31, 2021, the Company partially abandoned the stores (21% of gross revenue from the Extra Hiper business line for the year 2021) and concluded that the abandonment of the hypermarkets business line was not substantially completed in 2021, since, according to IFRS5, an abandonment of an operation must be considered discontinued when it is substantially completed, which is expected to occur in the first semester of 2022 (Note 35.1).

The net gain on disposal of the assets and the result of operations of the hypermarket business line will be presented in 2022, when the transaction will be substantially implemented, as a discontinued operation (Extra Hiper business line), as well as comparative periods, in a single line in the income statement, as provided for in IFRS5.

Net revenue from this business line in 2021 was R$10,636 (R$12,058 in 2020).

1.2	Corporate reorganization and Sendas Spin-Off

On December 31, 2020, an extraordinary general shareholders’ meeting of CBD and Sendas Distribuidora S.A. approved a corporate reorganization (the “Transaction”) under which substantially all of the issued and outstanding Sendas common shares were distributed to holders of CBD common shares and American Depositary Shares, on a pro rata basis for no consideration.

The Transaction aimed to unlock the full potential of our previously held Cash & Carry segment (currently presented as “Discontinued operations”), which is now operated by Sendas, allowing them to operate separately, with their own management, focused on its business model and direct access to the capital market and other sources of financing.

In addition, the Transaction involved the following:

•	Contribution and exchange of interest in Éxito
1.	CBD engaged in the exchange transaction with Sendas in which certain assets of CBD were transferred to Sendas in exchange for an equivalent value of the shares of Éxito held by Sendas (corresponding to 8.77% of the total outstanding shares of Éxito). The assets of CBD transferred to Sendas consisted of:

o	50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. Credit, Financing and Investment, with a book value of R$195 million; and

o	real estate assets, consisting of five parcels of real estate, with a book value of R$25 million, which may be developed as sites for new stores in the future.

o	As a result of this exchange, an effect of R$694 was recorded on the Company's shareholders' equity as retained earnings.

2.	Sendas distributed to CBD the remaining shares of Éxito held by Sendas, corresponding to 87.80% of the total outstanding shares of Éxito for no consideration.

•	Contribution of certain assets by Sendas to CBD

Sendas distributed certain assets to CBD in the net amount of R$20.

•	Contribution by CBD to Sendas

CBD conducted the following capital contributions:

1.	CBD transferred to Sendas the net assets of stores that may be developed by Sendas in the future, with a residual value of R$45
2.	CBD contributed intercompany receivables to Sendas for an amount of R$140; and
3.	CBD contributed R$500 in cash to Sendas

•	In addition, on December 14, 2020, CBD entered into a Separation Agreement with Sendas, which provides a framework for CBD’s relationship with Sendas following the Transaction. Pursuant to the Separation Agreement, CBD transferred and Sendas will recognize certain assets and liabilities related to contingencies and their related judicial deposits for which the parties have agreed to be responsible following the Separation, in a net amount of R$111.

The Transaction was accounted for as reorganization amongst entities under common control, as such, the net effect of the transactions above was recorded in equity.

In addition, the exchange of 50% interest in Bellamar, described above, resulted in the loss of control of Bellamar. As a result, the Company recognized a gain of R$573 for the difference between the fair value of the retained interest in Bellamar and its book value.

The table below summarizes the balances of Sendas that have been deconsolidated from CBD, as of December 31, 2020, as a result of the Transaction:

Sendas
31.12.2020

Cash and cash equivalents	3,532
Trade receivable, net	182
Other receivable	34
Inventories, net	3,739
Recoverable taxes	768
Derivative financial instruments	57
Other current assets	36
Total current assets	8,348

Related parties	178
Recoverable taxes	866
Restricted deposits for legal proceedings	134
Financial instruments	11
Investments in associates	769
Property and equipment, net	7,477
Intangible assets, net	1,038
Total non-current assets	10,473
Total assets	18,821

Trade payable, net	5,057
Payroll and related taxes	371
Taxes installment and contributions payable	528
Borrowings and financing	2,119
Lease liabilities	172
Deferred revenue	227
Financing of property and equipment	34
Other current liabilities	153
Total current liabilities	8,661

Borrowings and financing	5,711
Lease liabilities	2,604
Related parties	41
Provision for contingencies	281
Deferred revenue	1
Deferred income tax and social contribution	82
Other non-current liabilities	8
Total non-current liabilities	8,728

Total liabilities	17,389

Net assets	1,432
Total liabilities and shareholders’ equity	18,821

On February 10, 2021, the request for listing and admission to the trading of shares issued by Sendas in the Novo Mercado segment of the B3 S.A. – Brasil, Bolsa, Balcão was approved.

On February 12, 2021, the request for listing of American Depositary Securities (“ADSs”) issued by Sendas on the New York Stock Exchange (“NYSE”) was approved and the Sendas’ ADSs started trading on the NYSE on March 8, 2021, under the ticker symbol “ASAI”.

GPA’s shareholders received, after the close of trading on February 26, 2021 (“Cut-off Date”), shares issued by the Sendas, in proportion to their respective holdings in GPA’s share capital.

1.3.	Effects of COVID-19 on the consolidated financial statements

The Group has been monitoring the progress of the pandemic of COVID-19 (Coronavirus) and its impacts on its operations. Several actions were taken by Management, among which we highlight the creation of a crisis committee formed by the Senior Management, which takes decisions in line with the recommendations of Ministry of Health and local authorities and professional associations.

The Company has adopted all possible measures to mitigate the transmission of the virus in stores, distribution centers and offices, such as: frequent cleaning, safety / protection items for employees, flexible working hours, adoption of home office, among other decisions.

Since the beginning of the COVID-19 outbreak, our stores have remained open, in addition to the significant increase of our e-commerce formats. The Company has an important commitment to society to continue taking products to our consumers. We had no material problems in our supply chain, and our suppliers continued to deliver its products in our distribution centers and stores.

The Company carried out a complete analysis of the consolidated financial statements, in addition to concluding about its operational continuity. The main aspects evaluated were:

•	The Company prepared its strategic planning for the next three years that were used to estimate the recoverability of store assets and intangible assets, according to the methodology and assumptions described in notes 7.2, 8.1, 14.1, 15.1 and 15.2;
•	We assessed the recoverability of receivables from credit card companies, customers, galleries in our stores, real estate rentals and there is no need to record additional provisions to those already registered;
•	During the first months of 2021, there were restrictions in some cities where the Company operates, such as obligatory closures during few days, or restrictions of sale of certain products in determined periods. These restrictions, whatsoever, represent a very small portion of our stores and sales;
•	We evaluate qualitative and quantitative aspects of inventories and do not expect any additional provision for adjustment to realizable amount;
•	Financial instruments already reflect the market assumptions in their valuation, and there are no additional exposures not disclosed in these consolidated financial statements. The Company is not exposed to significant financing denominated in US dollars;

Finally, the costs necessary to adapt our stores to serve the public are disclosed in Note 27 - Other operating expenses, net. In summary, according to management's estimates and monitoring of the impacts of the pandemic, there are no effects that should be recorded in the consolidated financial statements, nor are there any effects on the Company’s capacity to continue as a going concern and its estimates that would require changes or additional provisions to be recorded, in addition to those already recognized and disclosed. Company will continue to monitor and assess the impacts and, if necessary, make the disclosures.

1.4.	Sale and Leaseback

On December 23, 2019, the Group entered into an agreement to sell 6 properties (Pão de Açúcar stores) in the Sale and Leaseback transaction with Rio Bravo Investimentos Distribuidora de Titulos e Valores Imobiliários Ltda (“Rio Bravo”). for a total selling price of R$92, of which R$91 was paid upon signing the commitment. In 2020, the Group concluded the sale of 5 of the 6 stores. The parties entered into lease agreements for the 5 properties, with a term of 10 years, renewable for the same period, ensuring the continuity of GPA operations in properties with sustainable financial conditions.

On March 5, 2020, the Group entered into a Sale and Leaseback transaction with investment funds administered by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda. (“TRX”), pursuant to the signing of a “Private Instrument of Commitment of Purchase and Sale of Real Estate Properties and Real Surface Law Institution” (“Instrument”). The Instrument initially foresaw the sale of 43 properties of the Company in various tranches, for the total amount of R$1,246.

•	On May 29, 2020, the Group concluded the sale of 5 properties
•	On June 29, 2020, the Group concluded the sale of 7 properties
•	On July 22, 2020, the Group concluded the sale of another 16 properties
•	On July 30, 2020, the Group concluded the sale of the remaining 11 properties, whose transfer was completed on August 28, 2020.

The Group completed the sale of 39 properties for a total amount of R$1,183, of which R$ 1,181 was received by December, 31, 2020 and the remaining amount by the first quarter of 2021. Four properties of non-relevant value from the total volume were not sold. The parties entered into lease agreements for each property, with a term of 15 years, renewable for the same period.

On December 23, 2020, the Group entered into an agreement to sell 4 properties, in a Sale and Leaseback transaction, to Rio Bravo for a total amount of R$255, of which R$235 was collected in 2020. The parties entered into a 15-year lease agreement for these 4 stores, renewable for the same period, ensuring the continuity of GPA's operations in the properties with sustainable financial conditions.

The gain on sale and leaseback transactions was R$187. The right of use increased in R$ 312 and the liability increased in R$ 582.

1.5.	Going concern

Management has assessed the Company's ability to continue operating for the foreseeable future and has concluded that it has the ability to maintain its business and systems operating normally, even in the face of the COVID- 19 pandemic (see note nº1.3). Accordingly, management is not aware of any material uncertainty that may cast significant doubt on the Company's ability to continue as a going concern and the financial statements have been prepared on a going concern basis.